Restatement of Previously Issued Financial Statements	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.

Upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (SPACs)” promulgated by the SEC on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. An instrument would be considered indexed to an entity’s own stock if its settlement amount were equal to the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or an instrument that includes variables that would be inputs to the fair value of a fixed-for-fixed forward or option on equity shares. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

As a result of the above, the Company has reclassified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash balance, loss from operations or cash flows.

Following is a summary of the effects of the restatements on previously issued financial statements:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 19, 2020 (audited)
Warrant liabilities	$—	$5,157,000	$5,157,000
Class A common stock subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Class A common stock	79	52	131
Additional paid-in capital	5,004,204	191,060	5,195,264
Accumulated deficit	(4,608)	(191,112)	(195,720)

Balance sheet as of December 31, 2020 (audited)
Warrant liabilities	$—	$9,040,670	$9,040,670
Class A common stock subject to possible redemption	106,882,750	(9,040,670)	97,842,080
Class A common stock	81	91	172
Additional paid-in capital	5,148,390	4,074,691	9,223,081
Accumulated deficit	(148,751)	(4,074,782)	(4,223,533)

Statement of Operations for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$3,883,670	$3,883,670
Offering expense associated with warrant liabilities	—	191,112	191,112
Net loss	(148,751)	(4,074,782)	(4,223,533)
Basic and diluted net loss per share, Class B common stock	(0.06)	(1.42)	(1.48)

Statement of Cash Flows for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(148,751)	$(4,074,782)	$(4,223,533)
Offering costs allocable to warrant liabilities	—	191,112	191,112
Change in fair value of warrant liabilities	—	3,883,670	3,883,670
Initial classification of Class A common shares subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Change in value of Class A common shares subject to possible redemption	(221,870)	(3,883,670)	(4,105,540)